DECONSOLIDATION	12 Months Ended
Dec. 31, 2019
DECONSOLIDATION
DECONSOLIDATION

5.    DECONSOLIDATION

In October, 2018, the Group fully disposed one of its wholly owned subsidiaries, Shanghai Tian Xi Information Technology Co., Ltd. (“Tian Xi”). Pursuant to the arrangement, the total cash consideration was RMB 9.6 million, which was fully received as at December 31, 2019. The Group realized a disposal gain of RMB 5.8 million in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2018.

In June, 2019, the Group fully disposed one of its wholly owned subsidiaries, Shanghai Xu Liang Culture Communication Co., Ltd. (“Xu Liang”). Pursuant to the arrangement, the total cash consideration was RMB 0.14 million, which was fully received as at December 31, 2019. The Group realized a disposal gain of RMB 6 thousand in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2019.